Derivative Instruments (Forward Currency Exchange Contracts) (Details) - Foreign currency exchange forward contracts $ in Millions, € in Billions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 EUR (€)
Derivative [Line Items]
Notional amount	$ 8,776	$ 9,090
Maximum term	8 years 8 months 12 days	9 years 8 months 12 days
Derivative, fair value, net	$ (124)	$ 148
Other current assets
Derivative [Line Items]
Derivative asset	44	186
Other noncurrent assets
Derivative [Line Items]
Derivative asset	2	39
Other current liabilities
Derivative [Line Items]
Derivative liability	(102)	(70)
Other noncurrent liabilities
Derivative [Line Items]
Derivative liability	(68)	(7)
Designated as Hedging Instrument | Other noncurrent liabilities
Derivative [Line Items]
Derivative liability		(4)
Not Designated as Hedging Instrument
Derivative [Line Items]
Notional amount	4,391	5,164
Derivative, fair value, net	(10)	78
Not Designated as Hedging Instrument | Other current assets
Derivative [Line Items]
Derivative asset	11	119
Not Designated as Hedging Instrument | Other noncurrent assets
Derivative [Line Items]
Derivative asset	0	0
Not Designated as Hedging Instrument | Other current liabilities
Derivative [Line Items]
Derivative liability	(21)	(41)
Not Designated as Hedging Instrument | Other noncurrent liabilities
Derivative [Line Items]
Derivative liability	0	0
Cash Flow Hedging | Designated as Hedging Instrument
Derivative [Line Items]
Notional amount	1,738	1,588
Derivative, fair value, net	23	15
Cash Flow Hedging | Designated as Hedging Instrument | Other current assets
Derivative [Line Items]
Derivative asset	33	43
Cash Flow Hedging | Designated as Hedging Instrument | Other noncurrent assets
Derivative [Line Items]
Derivative asset	2	4
Cash Flow Hedging | Designated as Hedging Instrument | Other current liabilities
Derivative [Line Items]
Derivative liability	(10)	(29)
Cash Flow Hedging | Designated as Hedging Instrument | Other noncurrent liabilities
Derivative [Line Items]
Derivative liability	(2)	(3)
Net Investment Hedging | Designated as Hedging Instrument
Derivative [Line Items]
Notional amount	2,647	2,338	€ 2.3
Derivative, fair value, net	(137)	55
Net Investment Hedging | Designated as Hedging Instrument | Other current assets
Derivative [Line Items]
Derivative asset	0	24
Net Investment Hedging | Designated as Hedging Instrument | Other noncurrent assets
Derivative [Line Items]
Derivative asset	0	35
Net Investment Hedging | Designated as Hedging Instrument | Other current liabilities
Derivative [Line Items]
Derivative liability	(71)	$ 0
Net Investment Hedging | Designated as Hedging Instrument | Other noncurrent liabilities
Derivative [Line Items]
Derivative liability	$ (66)